Carrying Value of Long-Term Debt of Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
$500 Million, 6.45% Due June 1, 2016
Debt Instrument [Line Items]
Senior notes	$ 500	$ 500
Senior note interest rate	6.45%	6.45%
Debt instrument, maturity date	Jun. 01, 2016	Jun. 01, 2016
$500 Million, 7.20% Due June 15, 2018
Debt Instrument [Line Items]
Senior notes	500	500
Senior note interest rate	7.20%	7.20%
Debt instrument, maturity date	Jun. 15, 2018	Jun. 15, 2018
$300 Million, 6.30% due August 1, 2018
Debt Instrument [Line Items]
Senior notes	300	300
Senior note interest rate	6.30%	6.30%
Debt instrument, maturity date	Aug. 01, 2018	Aug. 01, 2018
$600 Million, 3.15% Due December 1, 2022
Debt Instrument [Line Items]
Senior notes	600	600
Senior note interest rate	3.15%	3.15%
Debt instrument, maturity date	Dec. 01, 2022	Dec. 01, 2022
$250 Million, 8.15% Due June 15, 2038
Debt Instrument [Line Items]
Senior notes	250	250
Senior note interest rate	8.15%	8.15%
Debt instrument, maturity date	Jun. 15, 2038	Jun. 15, 2038
$400 Million, 4.625% Due December 1, 2042
Debt Instrument [Line Items]
Senior notes	$ 400	$ 400
Senior note interest rate	4.625%	4.625%
Debt instrument, maturity date	Dec. 01, 2042	Dec. 01, 2042